Leases (Details) - Schedule of Weighted Average Lease Term and Weighted Average Discount Rate	Dec. 31, 2023
Schedule of Weighted Average Lease Term and Weighted Average Discount Rate [Abstract]
Operating leases weighted average remaining lease term (in years)	2 years 8 months 12 days
Operating leases weighted average discount rate	5.10%